Right-of-use assets - Net - Additional Information (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Future cash flows derived from residual value guarantees	$ 0
Expenses related to low-value leased assets and short-term leases	16,469,000	$ 18,370,000	$ 6,387,000
Variable lease payments	0	0	0
Total cash outflow for lease	1,457,011,000	1,186,260,000	826,730,000
Depreciation of right-of-use asset	796,182,000	598,031,000	484,916,000
Future cash flows derived from extensions	0	0	0
Selling, General and Administrative Expense
Disclosure of quantitative information about right-of-use assets [line items]
Expenses related to low-value leased assets and short-term leases	16,469,000	18,370,000	6,387,000
Cost of Sales
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	123,160,000	89,931,000	66,935,000
Sale Expenses
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use asset	$ 673,022,000	$ 508,100,000	$ 417,981,000